Financing Arrangements - Schedule of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016
Debt
Senior Unsecured Notes (including related party principal of $40,000)	$ 400,000
Debt issuance costs	(11,638)	$ (11,071)
Capitalized lease obligations	276	861
Insurance premium financing		1,583
Total debt and capital lease obligations	1,078,931	1,258,558
Total debt and capital lease obligations	1,078,931	1,258,558
Less: current maturities	(274)	(24,721)
Total debt	1,078,657	1,233,837
2016 First Lien Term Loan [Member]
Debt
Long- term debt, net of original issue discount, attributable to parent	663,720
Long- term debt, net of original issue discount	690,293
2016 First Lien Term Loan [Member] | Oaktree [Member]
Debt
Long- term debt, net of original issue discount, attributable to related party	$ 26,573
2012 First Lien Term Loan [Member]
Debt
Long- term debt, net of original issue discount		894,851
2012 Second Lien Term Loan [Member]
Debt
Long- term debt, net of original issue discount, attributable to parent		340,562
Long- term debt, net of original issue discount		372,334
2012 Second Lien Term Loan [Member] | Oaktree [Member]
Debt
Long- term debt, net of original issue discount, attributable to related party		$ 31,772